Interest Expense and Finance Cost (Tables)	12 Months Ended
Dec. 31, 2015
INTEREST EXPENSE AND FINANCE COST [Abstract]
Interest expense and finance cost

	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Interest expense	$108,488	$109,550	$105,421
Amortization and write-off of deferred financing costs	4,524	4,061	5,384
Other	139	49	—
Interest expense and finance cost	$113,151	$113,660	$110,805